VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—5.2%
Communication Services—2.4%
Radius Global Infrastructure, Inc. 144A 2.500%, 9/15/26(1)	$ 1,492	$ 1,451
Health Care—2.8%
Oak Street Health, Inc. 0.000%, 3/15/26	1,666	1,642
Total Convertible Bonds and Notes (Identified Cost $3,010)		3,093

Corporate Bonds and Notes—47.3%
Communication Services—11.3%
Allen Media LLC 144A 10.500%, 2/15/28(1)	451	247
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	1,456	1,035
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	975	916
Getty Images, Inc. 144A 9.750%, 3/1/27(1)	1,769	1,767
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	216	162
Lagardere S.A.
RegS 2.125%, 10/16/26(2)	700EUR	737
RegS 1.750%, 10/7/27(2)	600EUR	633
TEGNA, Inc.
4.625%, 3/15/28	486	424
5.000%, 9/15/29	904	781
		6,702

Consumer Discretionary—3.5%
Aramark Services, Inc.
144A 5.000%, 4/1/25(1)	497	489
144A 6.375%, 5/1/25(1)	1,170	1,178
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	426	422
		2,089

Consumer Staples—4.6%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)(3)	941	917
TreeHouse Foods, Inc. 4.000%, 9/1/28	1,482	1,310
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	472	479
		2,706

Energy—3.4%
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	678	694
Valaris Ltd. PIK 144A 8.250%, 4/30/28(1)(4)	1,311	1,331
		2,025

Financials—7.9%
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	2,240	2,246
	Par Value	Value

Financials—continued
ROCC Holdings LLC 144A 9.250%, 8/15/26(1)	$ 1,755	$ 1,849
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 10/7/25	595	552
		4,647

Health Care—0.9%
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)	392	333
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)	218	218
		551

Industrials—9.5%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	255	258
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	895	865
IEA Energy Services LLC 144A 6.625%, 8/15/29(1)	764	728
Seaspan Corp. RegS, 144A 6.500%, 4/29/26(1)(2)	1,700	1,708
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	2,031	2,032
		5,591

Information Technology—3.5%
NCR Corp. 144A 6.125%, 9/1/29(1)	1,182	1,166
Viasat, Inc. 144A 5.625%, 4/15/27(1)	985	925
		2,091

Materials—2.7%
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	1,694	1,565
Total Corporate Bonds and Notes (Identified Cost $29,232)		27,967

Leveraged Loans—16.3%
Chemicals—1.9%
Diamond BC B.V. Tranche B (3 month LIBOR + 2.750%) 7.385% - 7.575%, 9/29/28(5)(6)	1,151	1,146
Health Care—2.1%
Mallinckrodt International Finance S.A. 2017 (1 month LIBOR + 5.250%) 9.978%, 9/30/27(6)	468	337
Verscend Holding Corp. Tranche B (1 month LIBOR + 4.000%) 8.840%, 8/27/25(6)	900	897
		1,234

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—6.1%
Maxar Technologies Ltd. (1 month Term SOFR + 4.350%) 9.157%, 6/14/29(6)	$ 2,388	$ 2,387
RentPath LLC Tranche B-1, First Lien (3 month Prime + 3.750%) 11.750%, 4/25/24(6)(7)(8)	24	—
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.898%, 5/13/27(6)	1,393	1,227
		3,614

Retail—0.6%
Claire’s Stores, Inc. Tranche B (1 month LIBOR + 6.500%) 11.340%, 12/18/26(6)	408	364
Service—2.9%
Marnix Sas Tranche B (3 month Term SOFR + 3.750%) 8.550% - 8.824%, 8/2/28(6)	1,700	1,684
Utility—2.7%
Talen Energy Supply LLC DIP (3 Month Term SOFR + 4.750%) 9.506% - 9.567%, 11/11/23(6)	1,600	1,599
Total Leveraged Loans (Identified Cost $9,957)		9,641

	Shares
Closed End Fund—0.2%
Equity Fund—0.2%
Franklin Universal Trust	15,487	110
Total Closed End Fund (Identified Cost $129)		110

Preferred Stocks—1.2%
Consumer Discretionary—0.6%
Fossil Group, Inc., 7.000%	20,031	362
Financials—0.1%
Federal Home Loan Mortgage Corp., 8.375%(6)	9,844	16
Federal National Mortgage Association, 8.250%(6)	7,608	13
		29

Information Technology—0.5%
Babcock & Wilcox Enterprises, Inc., 6.500%	13,485	292
Total Preferred Stocks (Identified Cost $886)		683

Common Stocks—0.0%
Consumer Discretionary—0.0%
Cazoo Group Ltd.(9)	94	—(10)
Consumer Staples—0.0%
TPCO Holding Corp.(9)	2,663	1
	Shares	Value

Financials—0.0%
MarketWise, Inc.(9)	1,083	$ 2
Total Common Stocks (Identified Cost $28)		3

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(9)	986	—(10)
Consumer Discretionary—0.0%
Cazoo Group Ltd., 08/26/26(9)	2,946	—(10)
ECARX Holdings, Inc., 12/21/27(9)	2,800	1(10)
Grove Collaborative Holdings, 06/16/27(9)	983	—(10)
		1

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(9)	1,000	—(10)
Altimar Acquisition Corp. III, 12/31/28(9)	122	—(10)
Ares Acquisition Corp., 12/31/27(9)	860	1
Arrowroot Acquisition Corp., 03/02/26(9)	992	—(10)
Athena Consumer Acquisition Corp., 07/31/28(9)	161	—(10)
CF Acquisition Corp. VIII, 12/31/27(9)	1,227	—(10)
CIIG Capital Partners II, Inc., 02/28/28(9)	601	—(10)
Compute Health Acquisition Corp. Class A, 12/31/27(9)	1,754	1(10)
Enterprise 4.0 Technology Acquisition Corp., 09/24/23(9)	242	—(10)
ESGEN Acquisition Corp., 06/28/23(9)	282	—(10)
ExcelFin Acquisition Corp., 07/05/23(9)	243	—(10)
FTAC Emerald Acquisition Corp., 08/22/28(9)	807	—(10)
Fusion Acquisition Corp. II, 12/31/27(9)	833	—(10)
G Squared Ascend II, Inc., 12/31/26(9)	333	—(10)
GCM Grosvenor, Inc. Class A, 11/17/25(9)	4,103	2
Goal Acquisitions Corp., 02/11/26(9)	10,907	—(10)
Golden Falcon Acquisition Corp., 11/04/26(9)	4,818	1
Kensington Capital Acquisition Corp. V, 07/19/23(9)	5,397	2
Moneylion, Inc., 09/22/26(9)	3,781	—(10)
Motive Capital Corp. II, 05/15/28(9)	1,105	—(10)
Near Intelligence, Inc., 07/08/27(9)	2,500	1
Newbury Street Acquisition Corp., 12/31/27(9)	2,435	—(10)
Newcourt Acquisition Corp., 04/12/28(9)	733	—(10)
Phoenix Biotech Acquisition Corp., 09/01/26(9)	240	—(10)
Pontem Corp., 12/31/27(9)	2,585	1(10)
PROOF Acquisition Corp. I, 12/03/28(9)	648	—(10)
Prospector Capital Corp., 01/01/25(9)	3,202	—(10)
Pyrophyte Acquisition Corp., 12/17/23(9)	326	—(10)
RMG Acquisition Corp. III, 12/31/27(9)	1,120	—(10)
Screaming Eagle Acquisition Corp. Class A, 12/15/27(9)	1,139	—(10)
Semper Paratus Acquisition Corp., 11/04/26(9)	325	—(10)
Senior Connect Acquisition Corp. I, 12/31/27(9)	2,291	—(10)
Slam Corp. Class A, 12/31/27(9)	394	—(10)
Target Global Acquisition I Corp., 12/31/27(9)	480	—(10)
Thunder Bridge Capital Partners III, Inc., 02/15/28(9)	507	—(10)
		9

Health Care—0.0%
Biote Corp., 02/12/27(9)	291	—(10)
Newamsterdam Pharma Co. N.V., 11/22/27(9)	3,067	6
Pear Therapeutics, Inc., 12/01/26(9)	1,433	—(10)
Quantum-Si, Inc., 09/30/27(9)	3,333	—(10)

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Health Care—continued
Talkspace, Inc., 06/21/25(9)	9,468	$ 1
		7

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(9)	3,369	2
Bridger Aerospace Group Holdings, Inc., 01/25/28(9)	2,200	—(10)
Freightos Ltd., 01/23/28(9)	208	—(10)
Getaround, Inc., 03/09/26(9)	458	—(10)
		2

Information Technology—0.0%
Embark Technology, Inc., 12/31/27(9)	1,533	—(10)
FOXO Technologies, Inc., 08/01/27(9)	1,072	—(10)
		—(10)

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 08/01/26(9)	940	—(10)
Total Warrants (Identified Cost $85)		19

	Shares/Units
Special Purpose Acquisition Companies—24.4%
10X Capital Venture Acquisition Corp. II Class A(9)	12,621	129
7 Acquisition Corp. Class A(9)	4,296	45
A SPAC II Acquisition Corp.(9)	5,492	57
Ahren Acquisition Corp. Class A(9)	897	9
Alpha Partners Technology Merger Corp. Class A(9)	1,697	17
AltEnergy Acquisition Corp.(9)	487	5
Andretti Acquisition Corp. Class A(9)	1,806	19
Anthemis Digital Acquisitions I Corp.(9)	1,444	15
AP Acquisition Corp. Class A(9)	7,181	76
Apollo Strategic Growth Capital II Class A(9)	33,780	346
Ares Acquisition Corp. Class A(9)	3,440	35
Arrowroot Acquisition Corp. Class A(9)	1,190	12
ARYA Sciences Acquisition Corp. IV Class A(9)	2,836	29
Athena Technology Acquisition Corp. II Class A(9)	2,793	29
Aura FAT Projects Acquisition Corp. Class A(9)	4,909	52
B Riley Principal 250 Merger Corp. Class A(9)	4,789	49
Bannix Acquisition Corp.(9)	288	3
Bilander Acquisition Corp. Class A(9)	1,702	17
BioPlus Acquisition Corp. Class A(9)	33,744	352
Black Spade Acquisition Co. Class A(9)	289	3
bleuacacia Ltd. Class A(9)	5,596	57
Brigade-M3 European Acquisition Corp.(9)	960	10
Bullpen Parlay Acquisition Co. Class A(9)	3,917	41
C5 Acquisition Corp. Class A(9)	27,897	291
Canna-Global Acquisition Corp. Class A(9)	1,384	15
Cartica Acquisition Corp. Class A(9)	8,505	90
CC Neuberger Principal Holdings III(9)	5,400	56
Chain Bridge I Class A(9)	3,078	32
Chenghe Acquisition Co. Class A(9)	2,522	26
Churchill Capital Corp. VII Class A(9)	7,677	78
CIIG Capital Partners II, Inc. Class A(9)	1,202	12
Coliseum Acquisition Corp. Class A(9)	14,462	148
Concord Acquisition Corp. II Class A(9)	44,082	447
Concord Acquisition Corp. III Class A(9)	11,710	121
Conyers Park III Acquisition Corp. Class A(9)	1,699	17
Corazon Capital V838 Monoceros Corp. Class A(9)	3,782	39
Corsair Partnering Corp. Class A(9)	9,789	100
	Shares/Units	Value
Distoken Acquisition Corp.(9)	5,373	$ 55
dMY Technology Group, Inc. VI(9)	50,507	514
DP Cap Acquisition Corp. I Class A(9)	43,510	455
EG Acquisition Corp. Class A(9)	7,801	79
Elliott Opportunity II Corp.(9)	5,413	55
Embrace Change Acquisition Corp.(9)	2,578	27
Enphys Acquisition Corp.(9)	47,241	482
Enterprise 4.0 Technology Acquisition Corp.(9)	15,765	165
ExcelFin Acquisition Corp. Class A(9)	4,234	44
Fat Projects Acquisition Corp.(9)	58,135	608
Fifth Wall Acquisition Corp. III Class A(9)	2,926	30
Focus Impact Acquisition Corp. Class A(9)	3,302	34
Freedom Acquisition I Corp. Class A(9)	5,807	60
FTAC Emerald Acquisition Corp. Class A(9)	2,672	27
FTAC Zeus Acquisition Corp. Class A(9)	5,521	57
Fusion Acquisition Corp. II Class A(9)	2,019	20
G Squared Ascend II, Inc. Class A(9)	1,646	17
Games & Esports Experience Acquisition Corp. Class A(9)	100	1
Goal Acquisitions Corp.(9)	81	1
GoGreen Investments Corp.(9)	14,479	153
Growth For Good Acquisition Corp.(9)	11,452	117
Hainan Manaslu Acquisition Corp.(9)	12,500	129
HCM Acquisition Corp. Class A(9)	22,888	240
Healthcare AI Acquisition Corp. Class A(9)	11,648	122
Home Plate Acquisition Corp. Class A(9)	4,873	50
Iconic Sports Acquisition Corp. Class A(9)	41,552	436
Inception Growth Acquisition Ltd.(9)	6,572	68
Infinite Acquisition Corp.(9)	404	4
Infinite Acquisition Corp. Class A(9)	30,132	314
InFinT Acquisition Corp. Class A(9)	43,287	458
Investcorp Europe Acquisition Corp. I Class A(9)	43,852	459
Investcorp India Acquisition Corp. Class A(9)	3,584	38
Jaws Hurricane Acquisition Corp. Class A(9)	8,556	87
Jaws Juggernaut Acquisition Corp.(9)	1,047	11
Jaws Juggernaut Acquisition Corp. Class A(9)	43,043	440
Juniper II Corp.(9)	2,038	21
Juniper II Corp. Class A(9)	15,179	157
Kensington Capital Acquisition Corp. V Class A(9)	7,196	75
Khosla Ventures Acquisition Co. Class A(9)	43,767	444
Khosla Ventures Acquisition Co. III Class A(9)	1,542	16
Kimbell Tiger Acquisition Corp. Class A(9)	3,890	41
L Catterton Asia Acquisition Corp. Class A(9)	234	2
LAMF Global Ventures Corp. I(9)	27,911	292
LDH Growth Corp. I Class A(9)	1,685	17
Live Oak Crestview Climate Acquisition Corp.(9)	1,531	16
M3-Brigade Acquisition III Corp. Class A(9)	5,371	55
Magnum Opus Acquisition Ltd. Class A(9)	1,529	16
Motive Capital Corp. II Class A(9)	3,315	35
Mountain & Co. I Acquisition Corp.(9)	8,108	87
Newbury Street Acquisition Corp.(9)	4,870	50
Newcourt Acquisition Corp. Class A(9)	1,466	15
NewHold Investment Corp. II Class A(9)	2,405	24
Northern Star Investment Corp. IV Class A(9)	10,228	104
Orion Biotech Opportunities Corp. Class A(9)	11,900	122
Papaya Growth Opportunity Corp. I Class A(9)	27,974	291
Patria Latin American Opportunity Acquisition Corp.(9)	6,511	69
Perception Capital Corp. II Class A(9)	11,063	117
Pono Capital Two, Inc. Class A(9)	5,849	61
Pontem Corp. Class A(9)	2,901	30
Post Holdings Partnering Corp. Class A(9)	2,294	23
Power & Digital Infrastructure Acquisition II Corp. Class A(9)	511	5
PowerUp Acquisition Corp. Class A(9)	14,979	157

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares/Units	Value
Project Energy Reimagined Acquisition Corp.(9)	4,177	$ 43
PROOF Acquisition Corp. I Class A(9)	1,296	13
Pyrophyte Acquisition Corp. Class A(9)	652	7
Quadro Acquisition One Corp. Class A(9)	921	9
Rigel Resource Acquisition Corp. Class A(9)	3,488	36
Ross Acquisition Corp. II Class A(9)	3,655	37
Roth CH Acquisition V Co.(9)	949	10
SDCL EDGE Acquisition Corp. Class A(9)	18,832	193
Slam Corp. Class A(9)	6,076	63
Social Capital Suvretta Holdings Corp. II Class A(9)	49,056	502
Social Capital Suvretta Holdings Corp. IV Class A(9)	51,463	526
Spree Acquisition Corp. 1 Ltd.(9)	8,508	89
Spring Valley Acquisition Corp. II(9)	1,051	11
ST Energy Transition I Ltd.(9)	16,655	173
Talon 1 Acquisition Corp. Class A(9)	48,149	508
Target Global Acquisition I Corp. Class A(9)	1,440	15
TenX Keane Acquisition Class A(9)	3,283	34
Thunder Bridge Capital Partners IV, Inc. Class A(9)	6,580	67
Tio Tech A Class A(9)	9,042	92
TLGY Acquisition Corp. Class A(9)	29,078	306
TMT Acquisition Corp.(9)	3,695	38
Twin Ridge Capital Acquisition Corp. Class A(9)	9,458	97
Valor Latitude Acquisition Corp. Class A(9)	13,581	139
Valuence Merger Corp. I Class A(9)	513	5
Viscogliosi Brothers Acquisition Corp.(9)	569	6
Waverley Capital Acquisition Corp. 1 Class A(9)	32,779	334
XPAC Acquisition Corp. Class A(9)	1,602	16
Total Special Purpose Acquisition Companies (Identified Cost $14,291)		14,447

	Shares
Escrow Notes—0.9%
Financials—0.9%
Altaba, Inc. Escrow(7)(9)	225,250	530
Total Escrow Notes (Identified Cost $396)		530

Total Long-Term Investments—95.5% (Identified Cost $58,014)		56,493

Short-Term Investments—11.6%
Money Market Mutual Funds—11.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.563%)(11)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.720%)(11)	1,900,000	1,900
Goldman Sachs Financial Square Treasury Obligations Fund - Standard Shares (seven-day effective yield 4.686%)(11)	1,128,704	1,129
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 4.670%)(11)	1,900,000	1,900
Total Short-Term Investments (Identified Cost $6,829)		6,829

	Shares	Value

Securities Lending Collateral—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(11)(12)	726,424	$ 726
Total Securities Lending Collateral (Identified Cost $726)		726

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—108.3% (Identified Cost $65,569)		64,048

Security Sold Short—(0.7)%

	Par Value
U.S. Government Security—(0.7)%
U.S. Treasury Notes 3.250%, 6/30/29	$ (398)	(390)
Total Security Sold Short (Identified Proceeds $(406))		(390)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—107.6% (Identified Cost $65,163)		$63,658
Other assets and liabilities, net—(7.6)%		(4,501)
NET ASSETS—100.0%		$59,157

Abbreviations:
AMT	Alternative Minimum Tax
DIP	Debtor-in-Possession
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
OBFR	Overnight Bank Funding Rate
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $24,981 or 42.2% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	All or a portion of security is on loan.
(4)	PIK. The first payment of cash and/or principal will be made after 03.31.2023.
(5)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Non-income producing.
(10)	Amount is less than $500.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
USD	United States Dollar
Country Weightings†
United States	64%
Cayman Islands	18
France	5
Luxembourg	4
Netherlands	3
Marshall Islands	3
Bermuda	2
Other	1
Total	100%
†% of total investments, net of securities sold short as of March 31, 2023.

Forward foreign currency exchange contracts as of March 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,427	EUR	1,300	JPM	09/20/23	$5	$—
Total						$5	$—

Over-the-counter total return swaps outstanding as of March 31, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Afternext Healthtech Acquisition Corp.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	04/04/23	$257	$15	$15	$—
Apollo Tactical Income Fund, Inc.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/04/23	462	(77)	—	(77)
Ares Acquisition Corp.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	11/10/23	220	8	8	—
Ares Dynamic Credit Allocation Fund, Inc.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/04/23	217	(40)	—	(40)
Blackrock Debt Strategies Fund, Inc.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/04/23	222	(22)	—	(22)
Blackrock Floating Rate Income Strategies Fund, Inc.	Pay	5.410% (0.590% + OBFR)	3 Month	JPM	10/23/23	33	— (3)	— (3)	—
Blackrock Floating Rate Income Strategies Fund, Inc.	Pay	5.410% (0.590% + OBFR)	3 Month	JPM	03/25/24	17	(—) (3)	—	(— ) (3)
Blackrock Floating Rate Income Strategies Fund, Inc.	Pay	5.410% (0.590% + OBFR)	3 Month	JPM	03/28/24	9	(—) (3)	—	(— ) (3)
Blackrock Floating Rate Income Strategies Fund, Inc.	Pay	5.410% (0.590% + OBFR)	3 Month	JPM	04/08/24	8	(—) (3)	—	(— ) (3)
Cartesian Growth Corp. II	Pay	6.030% (1.210% + OBFR)	1 Month	GS	12/04/23	276	10	10	—
Churchill Capital Corp. VII	Pay	6.030% (1.210% + OBFR)	1 Month	GS	10/23/23	33	1	1	—
CIIG Capital Partners II, Inc.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	04/24/24	439	1	1	—
Elliott Opportunity II Corp.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	04/15/24	365	— (3)	— (3)	—

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2023 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
First Trust Senior Floating Rate Income Fund II	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/04/23	$236	$(40)	$—	$(40)
FTAC Zeus Acquisition Corp.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	12/04/23	161	2	2	—
Gladstone Acquisition Corp.	Pay		1 Month	GS	04/10/24	791	— (3)	— (3)	—
Goal Acquisitions Corp.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	08/08/23	54	2	2	—
Hennessy Capital Investment Corp. VI	Pay	6.030% (1.210% + OBFR)	1 Month	GS	10/02/23	213	15	15	—
Invesco Dynamic Credit Opportunities	Pay	5.430% (0.610% + OBFR)	1 Month	GS	03/27/24	4	(—) (3)	—	(— ) (3)
Invesco Dynamic Credit Opportunities	Pay	5.200% (0.380% + OBFR)	3 Month	JPM	01/01/24	31	(1)	—	(1)
Invesco Dynamic Credit Opportunities	Pay	5.200% (0.380% + OBFR)	3 Month	JPM	02/12/24	—(3)	1	1	—
Invesco Senior Income Trust	Pay	5.420% (0.600% + OBFR)	3 Month	JPM	10/23/23	49	(1)	—	(1)
Invesco Senior Income Trust	Pay	5.420% (0.600% + OBFR)	3 Month	JPM	03/14/24	259	(21)	—	(21)
Invesco Senior Income Trust	Pay	5.420% (0.600% + OBFR)	3 Month	JPM	03/25/24	17	(1)	—	(1)
Invesco Senior Income Trust	Pay	5.420% (0.600% + OBFR)	3 Month	JPM	03/27/24	210	(15)	—	(15)
Invesco Senior Income Trust	Pay	5.420% (0.600% + OBFR)	3 Month	JPM	03/28/24	14	(1)	—	(1)
Nuveen Credit Strategies Income Fund	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/04/23	457	(69)	—	(69)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	6.030% (1.210% + OBFR)	1 Month	GS	06/26/23	79	(7)	—	(7)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.200% (0.380% + OBFR)	3 Month	JPM	10/23/23	7	— (3)	— (3)	—
Pershing Square Escrow(4)	Pay	6.030% (1.210% + OBFR)	1 Month	GS	08/28/23	—(3)	1	1	—
Plum Acquisition Corp. I	Pay	6.030% (1.210% + OBFR)	1 Month	GS	12/14/23	188	5	5	—
Pontem Corp.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	06/27/23	76	4	4	—
Quantum-Si, Inc.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	06/23/23	33	(18)	—	(18)
Saba Capital Income & Opportunities Fund	Pay	5.430% (0.610% + OBFR)	1 Month	GS	03/27/24	215	— (3)	— (3)	—
Saba Capital Income & Opportunities Fund	Pay	5.200% (0.380% + OBFR)	3 Month	JPM	06/23/23	3	(—) (3)	—	(— ) (3)
Screaming Eagle Acquisition Corp.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	11/10/23	275	11	11	—
SK Growth Opportunities Corp.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	11/20/23	274	11	11	—
TCV Acquisition Corp.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	10/23/23	53	2	2	—
TLGY Acquisition Corp.	Pay	6.030% (1.210% + OBFR)	1 Month	GS	10/23/23	43	2	2	—
Tortoiseecofin Acquisition Corp. III	Pay	6.030% (1.210% + OBFR)	1 Month	GS	10/02/23	79	4	4	—
TPG Pace Beneficial II Corp	Pay	6.030% (1.210% + OBFR)	1 Month	GS	04/24/24	422	(1)	—	(1)
							(219)	95	(314)
Total							$(219)	$95	$(314)

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	Amount is less than $500.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$27,967	$—	$27,967	$—
Leveraged Loans	9,641	—	9,641	—(1)
Convertible Bonds and Notes	3,093	—	3,093	—
Equity Securities:
Preferred Stocks	683	683	—	—
Closed End Fund	110	110	—	—
Escrow Notes	530	—	—	530
Special Purpose Acquisition Companies	14,447	13,655	792	—
Warrants	19	19	—	—
Common Stocks	3	3	—	—
Money Market Mutual Funds	6,829	6,829	—	—
Securities Lending Collateral	726	726	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	5	—	5	—
Over-the-Counter Total Return Swaps*	95	—	94	1
Total Assets	64,148	22,025	41,592	531(1)
Liabilities:
Securities Sold Short:
U.S. Government Security	(390)	—	(390)	—
Other Financial Instruments:
Over-the-Counter Total Return Swaps*	(314)	—	(314)	—
Total Liabilities	(704)	—	(704)	—
Total Investments, Net of Securities Sold Short	$63,444	$22,025	$40,888	$531

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $531 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuationsare based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Over-the-Counter Total Return Swaps	Escrow Notes
Investments in Securities
Balance as of December 31, 2022:	$—(a)	$—(a)	$—	$—
Accrued discount/(premium)	—(b)	—(b)	—	—
Net change in unrealized appreciation (depreciation)(c)	—(b)	—(b)	—	—
Transfers into Level 3(d)	531	—	1	530
Balance as of March 31, 2023	$531	$—(a)	$1	$530
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $—(b).
(d) “Transfers into and/or from” represent the ending value as of March 31, 2023 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

VIRTUS WESTCHESTER CREDIT EVENT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.